Note 15 - Stock-based Compensation - Ordinary Shares Reserved for Future Issuance (Details)	Dec. 31, 2019 shares
Ordinary shares reserved for future issuance (in shares)	392,570,100
Share-based Payment Arrangement, Option [Member]
Ordinary shares reserved for future issuance (in shares)	167,717,500
Restricted Stock Units (RSUs) [Member]
Ordinary shares reserved for future issuance (in shares)	89,445,350
Shares Reserved For Awards [Member]
Ordinary shares reserved for future issuance (in shares)	119,410,450
Employee Stock Purchase Plan [Member]
Ordinary shares reserved for future issuance (in shares)	15,996,800